Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Financial assets [abstract]
Loans and advances at amortised cost		£ 136,959	£ 324,590	[1]
Reverse repurchase agreements and other similar secured lending		1,613	12,546	[1]
Assets included in disposal groups classified as held for sale		0	1,193	[1]
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing		(7,378)	(40,338)	[1]
Debt securities in issue		(39,063)	(69,386)	[1]
Subordinated liabilities		(35,327)	(24,193)	[1]
Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost		136,959	324,590	[2]
Reverse repurchase agreements and other similar secured lending		1,613	12,546	[2]
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing		(7,378)	(40,338)	[2]
Debt securities in issue		(39,063)	(69,386)	[2]
Subordinated liabilities		(35,327)	(24,193)	[2]	£ (23,871)
Not held at fair value [member] | Barclays Bank Group [member]
Financial assets [abstract]
Reverse repurchase agreements and other similar secured lending		1,613	12,546
Assets included in disposal groups classified as held for sale		0	1,195
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing		(7,378)	(40,338)
Debt securities in issue		(39,083)	(70,824)
Subordinated liabilities		(36,174)	(25,451)
Not held at fair value [member] | Financial liabilities at amortised cost [member] | Barclays Bank Group [member]
Financial liabilities [abstract]
Banks		(15,569)	(12,341)
Current and demand accounts		(77,264)	(146,232)
Savings accounts		(26,980)	(134,369)
Other time deposits		(79,524)	(106,325)
Not held at fair value [member] | Financial assets at amortised cost [member] | Home loans [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost		12,592	145,262
Not held at fair value [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost		33,115	55,106
Not held at fair value [member] | Financial assets at amortised cost [member] | Finance lease receivables [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost	[3]	2,057	2,964
Not held at fair value [member] | Financial assets at amortised cost [member] | Corporate loans [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost	[4]	89,671	122,209
Not held at fair value [member] | Level 1 of fair value hierarchy [member] | Barclays Bank Group [member]
Financial assets [abstract]
Reverse repurchase agreements and other similar secured lending		0	0
Assets included in disposal groups classified as held for sale		0	0
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing		0	0
Debt securities in issue		0	0
Subordinated liabilities		0	0
Not held at fair value [member] | Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost [member] | Barclays Bank Group [member]
Financial liabilities [abstract]
Banks		(4,623)
Current and demand accounts		(77,264)	(146,232)
Savings accounts		(26,980)	(134,369)
Other time deposits		(48,573)
Not held at fair value [member] | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Home loans [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost		0	0
Not held at fair value [member] | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost		0	655
Not held at fair value [member] | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Finance lease receivables [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost	[3]	0
Not held at fair value [member] | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Corporate loans [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost	[4]	223	122,209
Not held at fair value [member] | Level 2 of fair value hierarchy [member] | Barclays Bank Group [member]
Financial assets [abstract]
Reverse repurchase agreements and other similar secured lending		1,613	12,546
Assets included in disposal groups classified as held for sale		0	0
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing		(7,378)	(40,338)
Debt securities in issue		(36,967)	(68,503)
Subordinated liabilities		(36,174)	(25,451)
Not held at fair value [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost [member] | Barclays Bank Group [member]
Financial liabilities [abstract]
Banks		(10,946)
Current and demand accounts		0	0
Savings accounts		0	0
Other time deposits		(30,951)
Not held at fair value [member] | Level 2 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Home loans [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost		0	0
Not held at fair value [member] | Level 2 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost		0	0
Not held at fair value [member] | Level 2 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Finance lease receivables [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost	[3]	0
Not held at fair value [member] | Level 2 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Corporate loans [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost	[4]	66,703
Not held at fair value [member] | Level 3 of fair value hierarchy [member] | Barclays Bank Group [member]
Financial assets [abstract]
Reverse repurchase agreements and other similar secured lending		0	0
Assets included in disposal groups classified as held for sale		0	1,195
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing		0	0
Debt securities in issue		(2,116)	(2,321)
Subordinated liabilities		0	0
Not held at fair value [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost [member] | Barclays Bank Group [member]
Financial liabilities [abstract]
Banks		0
Current and demand accounts		0	0
Savings accounts		0	0
Other time deposits		0
Not held at fair value [member] | Level 3 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Home loans [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost		12,592	145,262
Not held at fair value [member] | Level 3 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost		33,115	54,451
Not held at fair value [member] | Level 3 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Finance lease receivables [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost	[3]	0
Not held at fair value [member] | Level 3 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Corporate loans [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost	[4]	22,745
Carrying amount [member] | Not held at fair value [member] | Barclays Bank Group [member]
Financial assets [abstract]
Reverse repurchase agreements and other similar secured lending		1,613	12,546
Assets included in disposal groups classified as held for sale		0	1,164
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing		(7,378)	(40,338)
Debt securities in issue		(39,063)	(69,386)
Subordinated liabilities		(35,327)	(24,193)
Carrying amount [member] | Not held at fair value [member] | Financial liabilities at amortised cost [member] | Barclays Bank Group [member]
Financial liabilities [abstract]
Banks		(15,569)	(12,335)
Current and demand accounts		(77,264)	(146,255)
Savings accounts		(26,980)	(134,339)
Other time deposits		(79,524)	(106,260)
Carrying amount [member] | Not held at fair value [member] | Financial assets at amortised cost [member] | Home loans [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost		13,160
Carrying amount [member] | Not held at fair value [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost		31,921
Carrying amount [member] | Not held at fair value [member] | Financial assets at amortised cost [member] | Finance lease receivables [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost	[3]	1,886	2,854
Carrying amount [member] | Not held at fair value [member] | Financial assets at amortised cost [member] | Corporate loans [member] | Barclays Bank Group [member]
Financial assets [abstract]
Loans and advances at amortised cost	[4]	£ 89,992	£ 124,076

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[3]	The fair value hierarchy for finance lease receivables is not required as part of the standard.
[4]	Disposal groups held for sale and measured at fair value less cost to sell are included in the fair value table.